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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

Stralem & Company Incorporated       645 Madison Avenue      New York, New York 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:         October 31, 2011

Date of reporting period:       July 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

Shares	Common Stocks — 96.1%	Value

	Consumer Discretionary — 3.6%
	Hotels, Restaurants & Leisure — 3.6%
98,800	McDonald’s Corp.	$8,544,224

	Consumer Staples — 11.2%
	Beverages — 3.5%
124,200	Coca-Cola Co. (The)	8,446,842

	Food & Staples Retailing — 7.7%
405,300	Kroger Co. (The)	10,079,811
158,300	Wal-Mart Stores, Inc.	8,343,993
		18,423,804
	Energy — 8.1%
	Oil, Gas & Consumable Fuels — 8.1%
95,100	Chevron Corp.	9,892,302
118,599	Exxon Mobil Corp.	9,463,014
		19,355,316
	Financials — 3.4%
	Insurance — 3.4%
202,100	Loews Corp.	8,057,727

	Health Care — 10.7%
	Biotechnology — 2.5%
101,600	Celgene Corp. (a)	6,024,880

	Life Sciences Tools & Services — 2.5%
99,100	Thermo Fisher Scientific, Inc. (a)	5,954,919

	Pharmaceuticals — 5.7%
115,900	Abbott Laboratories	5,947,988
408,500	Pfizer, Inc.	7,859,540
		13,807,528
	Industrials — 22.7%
	Aerospace & Defense — 3.3%
94,900	United Technologies Corp.	7,861,516

	Air Freight & Logistics — 3.2%
87,800	FedEx Corp.	7,628,064

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.1% (Continued)	Value

	Industrials — 22.7% (Continued)
	Industrial Conglomerates — 9.7%
86,100	3M Co.	$7,502,754
158,100	Danaher Corp.	7,764,291
453,900	General Electric Co.	8,129,349
		23,396,394
	Machinery — 6.5%
79,800	Caterpillar, Inc.	7,883,442
163,000	Eaton Corp.	7,815,850
		15,699,292
	Information Technology — 16.3%
	Communications Equipment — 5.1%
400,000	Cisco Systems, Inc.	6,388,000
106,800	QUALCOMM, Inc.	5,850,504
		12,238,504
	IT Services — 3.6%
47,800	International Business Machines Corp.	8,692,430

	Semiconductors & Semiconductor Equipment — 2.6%
272,600	Intel Corp.	6,087,158

	Software — 5.0%
231,800	Microsoft Corp.	6,351,320
187,600	Oracle Corp.	5,736,808
		12,088,128
	Materials — 3.2%
	Chemicals — 3.2%
151,600	E.I. du Pont de Nemours and Co.	7,795,272

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.3%
269,300	AT&T, Inc.	7,879,718

	Utilities — 13.6%
	Electric Utilities — 6.8%
218,400	American Electric Power Co., Inc.	8,050,224
208,000	Southern Co. (The)	8,224,320
		16,274,544
	Multi-Utilities — 6.8%
155,500	Consolidated Edison, Inc.	8,179,300
169,800	Dominion Resources, Inc.	8,226,810
		16,406,110

	Total Common Stocks (Cost $199,630,796)	$230,662,370

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Money Market Funds — 3.9%	Value

2,733,866	Dreyfus Government Cash Management Money Market Fund - Class I, 0.00%*	$2,733,866
6,652,636	Dreyfus Treasury Prime Cash Management Fund - Class I, 0.00%*	6,652,636
	Total Money Market Funds (Cost $9,386,502)	$9,386,502

	Total Investments at Value — 100.0% (Cost $209,017,298)	$240,048,872

	Other Assets in Excess of Liabilities — 0.0%	4,604

	Net Assets — 100.0%	$240,053,476

(a)	Non-income producing.
*	Rate shown is the 7-day effective yield at July 31, 2011.
See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

1.   Investment valuation

The securities of Stralem Equity Fund (the “Fund”) that are traded on U.S. stock exchanges are generally valued at the last reported sales price.  If there have been no sales on any business day, a security is valued at the closing bid quote.  Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund.  Fair value pricing would be utilized in instances when prices of individual portfolio securities are “not readily available,” the market for a security is not active or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s NAV is determined.  Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$230,662,370	$-	$-	$230,662,370
Money Market Funds	9,386,502	-	-	9,386,502
Total	$240,048,872	$-	$-	$240,048,872

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended July 31, 2011, the Fund did not have any significant transfers in and out of Level 1.  There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of or during the quarter ended July 31, 2011.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Security transactions

Security transactions are accounted for on trade date.  Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2011:

Cost of portfolio investments	$209,206,491

Gross unrealized appreciation	$34,562,625
Gross unrealized depreciation	(3,720,244)

Net unrealized appreciation	$30,842,381

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Stralem Fund

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	August 18, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 18, 2011

* Print the name and title of each signing officer under his or her signature.